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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Titan Capital Management
Address:       237 Park Avenue
               New York, NY 10016

Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert A. Marietta
Title:         Client Service Representative- ABN AMRO Prime Brokerage
Phone:         (212) 251-3114

Signature, Place, and Date of Signing:

/s/ Robert A. Marietta             New York, NY             10/15/01
----------------------             ------------             --------
     [Signature]                   [City, State]             [Date]



Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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               ITEM 1           ITEM 2      ITEM 3        ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
           NAME OF ISSUER      TITLE OF     CUSIP #    FAIR MARKET  SHARES OF    INVEST. DISC.          MANA-     VOTING AUTHORITY
                                 CLASS                    VALUE     PRINCIPAL                            GERS
                                                                     AMOUNT      SOLE   SHARED   OTHER          SOLE  SHARED   NONE
                                                                                  (A)     (B)     (C)           (A)     (B)     (C)
SIMULA INC                     CORP B    829206AB7            99000    165000 N    X                    TCMP   165000     0       0

XYBERNAUT CORP                 OTC EQ    5N73977              29120     29120 N    X                    TCMP    29120     0       0

FTM MEDIA INC                  OTC EQ    5N73979                N/A     20000 N    X                    TCMP    20000     0       0

FLANDERS CORP                  OTC EQ    5N74010             781250     12500 N    X                    TCMP    12500     0       0

BION ENVIRONMENTAL             OTC EQ    09061Q109            50600     57500 N    X                    TCMP    57500     0       0

BRISTOL MYERS SQUIBB CO        COMMON    110122108           205572      3700 N    X                    TCMP     3700     0       0

CENTERPOINT CORP               OTC EQ    15189Q103           301735    163100 N    X                    TCMP   163100     0       0

DATATEC SYSTEM INC             OTC EQ    238128102           123855    179500 N    X                    TCMP   179500     0       0

DESIGNS INC                    OTC EQ    25057L102            70500     23500 N    X                    TCMP    23500     0       0

FLANDERS CORP                  OTC EQ    338494107           346744    194800 N    X                    TCMP   194800     0       0

***GLOBAL TECH APPLIANCES      COMMON    G39320109           101850     19400 N    X                    TCMP    19400     0       0

GENAISSANCE PHARMACEUTICAL     OTC EQ    36867W105            97250     25000 N    X                    TCMP    25000     0       0

IMAGINETIX INC                 OTC EQ    45247F104            36380     53500 N    X                    TCMP    53500     0       0

IMMULOGIC PHARMACEUTICAL C     OTC EQ    45252R100            32250    430000 N    X                    TCMP   430000     0       0

INTERTAN INC                   COMMON    461120107            98125     12500 N    X                    TCMP    12500     0       0

***LORAL SPACE & COMMUNICA     COMMON    G56462107            37700     29000 N    X                    TCMP    29000     0       0

MBIA INC                       COMMON    55262C100           360000      7200 N    X                    TCMP     7200     0       0

METROMEDIA INTERNATIONAL G     PREFER    591695200           165825     20100 N    X                    TCMP    20100     0       0

PROSOFT TRAINING.COM           OTC EQ    743477101            32000     50000 N    X                    TCMP    50000     0       0

PROSPECT GROUP INC NEW         OTC EQ    742918501             2675     10700 N    X                    TCMP    10700     0       0

RADYNE COMSTREAM INC           OTC EQ    750611402            72770     19000 N    X                    TCMP    19000     0       0

SFBC INTL INC                  OTC EQ    784121105           224175     14700 N    X                    TCMP    14700     0       0

***TRANSPORTACION MARITIMA     COMMON    893868307          1525285    285100 N    X                    TCMP   285100     0       0

TRANSNET CORP                  OTC EQ    893782102           146713    106700 N    X                    TCMP   106700     0       0

TRIAC COS. Jan 25 Calls        OPTION    8959279A1           250000     10000 C    X                    TCMP    10000     0       0


       AGGREGATE COLUMN TOTALS:                             5191374

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